Equity (Schedule of Stock Options Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum			0.40%
Risk-free interest rate, Maximum			0.50%
Expected price volatility, Minimum			60.70%
Expected price volatility, Maximum			62.60%
Dividend yield	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.80%
Risk-free interest rate, Minimum	1.30%	1.40%
Risk-free interest rate, Maximum	2.00%	1.70%
Expected option term			4 years 6 months
Expected price volitility			62.00%
Expected price volatility, Minimum	45.80%	56.00%
Expected price volatility, Maximum	47.60%	57.00%
Dividend yield
Weighted average grant date fair value (in dollars per share)	$ 60.82	$ 40.94	$ 22.36
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	2 years 6 months
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	4 years 2 months 12 days	5 years 1 month 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	3 years 8 months 12 days
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	6 years 6 months	5 years 2 months 12 days